Cost and Expenses by Nature	12 Months Ended
Dec. 31, 2023
Disclosure of cost and expenses by nature [abstract]
Cost and Expenses by Nature	COST AND EXPENSES BY NATURE
Cost and expenses by nature for each of the years ended December 31, 2023, 2022 and 2021, was as follows:

	2023		2022		2021
Purchases	Ps.	778,100,997	Ps.	1,126,780,036	Ps.	518,434,795
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	144,041,743		146,251,935		140,155,507
Net periodic cost of employee benefits	141,415,705		129,333,812		140,215,404
Personnel services	121,408,213		107,990,777		100,401,001
Conservation and maintenance	79,917,049		78,323,591		65,239,995
Other operation taxes and duties	64,825,368		14,717,890		12,933,825
Exploration and Extraction Hydrocarbons Duty and taxes	54,779,330		136,840,962		88,596,015
Unsuccessful wells	38,638,889		26,582,595		26,952,138
Other operation costs and expenses	31,895,908		11,163,737		77,748,739
Raw materials and spare parts	28,019,686		26,516,438		23,504,046
Auxiliary services with third-parties	25,991,393		28,799,131		9,656,254
Losses from fuels subtraction (1)	20,168,804		19,891,204		6,791,377
Exploration expenses	12,284,957		8,126,787		6,458,310
Insurance	9,005,239		7,384,099		6,997,343
General expenses with third-parties	8,146,640		12,454,485		6,867,868
Freight	7,893,791		8,522,913		5,195,157
Expenses for environmental provision	3,840,186		6,507,615		2,064,164
Integrated Contracts	2,925,163		4,556,801		4,904,774
Fees	1,927,051		6,476,622		548,928
Inventory variations (2)	(8,643,559)		(38,474,306)		(11,544,077)
Total cost of sales and general expenses	Ps.	1,566,582,553	Ps.	1,868,747,124	Ps.	1,232,121,563
(1)In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.
Pemex Logistics is responsible for distributing hydrocarbons through the pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.
(2)The variation in inventories represents the difference between the balances as of the beginning and the end of the year, as well as variations in standard and real costs. During 2023, the variation was mainly due to the increase in crude oil prices.